PRIVATE PLACEMENTS (Details) - Private Placement Warrants - USD ($)		6 Months Ended	12 Months Ended
	Dec. 08, 2021	Jun. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENTS
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days	30 days
Private Placement
PRIVATE PLACEMENTS
Number of warrants to purchase shares issued	11,259,500
Price of warrants	$ 1.00
Aggregate purchase price	$ 11,259,500